CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash and cash equivalents	$ 58,711	$ 165,536
Accounts receivable	124,553	18,319
Prepaid expenses and other current assets	46,734	22,402
Inventory	15,518	70,341
Total current assets	245,516	276,598
Property and equipment, net	1,725,268	1,707,410
Intangible assets, net	1,524,927
Goodwill	187,000
Deferred financing costs		83,056
Total Assets	3,682,711	2,067,064
Current Liabilities
Accounts payable and accrued expenses	293,532	83,185
Interest payable	84,720	16,470
Line of credit – related party	800,000
Notes payable (net of discount), current portion	986,475	6,337
Deferred rental revenue	33,146
Accrued stock payable, current portion	1,532,420	385,917
Warrant derivative liability		3,893,904
Total current liabilities	3,730,293	4,385,813
Notes payable (net of discount), less current portion	151,397	1,055,797
Accrued stock payable, less current portion		138,125
Tenant deposits	9,204	8,854
Total Liabilities	3,890,894	5,588,589
Commitments and Contingencies
Stockholders’ Equity (Deficit)
Preferred stock, no par value; 5,000,000 share authorized; no shares issued and outstanding at December 31, 2015 and 2014
Common Stock, $0.001 par value; 100,000,000 shares authorized; 14,915,421 shares and 12,499,933 shares issued and outstanding on December 31, 2015 and 2014, respectively	14,915	12,500
Additional paid-in capital	16,204,280	4,107,076
Accumulated deficit	(16,427,378)	(7,641,101)
Total Stockholders’ Equity (Deficit)	(208,183)	(3,521,525)
Total Liabilities & Stockholders’ Equity (Deficit)	$ 3,682,711	$ 2,067,064